INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]	5. INCOME TAXES The income tax expense was $13,044 and $138,105 for the three and six months ended June 30, 2014. The tax benefit was $398 and $398 for the three and six months ended June 30, 2013.

5. INCOME TAXES

Takung is incorporated in Hong Kong and subject to profit tax rate at 16.5%.

The components of provision for income taxes were:

	For the year ended December 31,2013	For the period from September 17, 2012 (inception) to December 31,2012

Current	$-	$-
Deferred	3,545	-
Total	$3,545	$-

The provision of income taxes was $3,545 for the year ended December 31, 2013, which represented the deferred tax provision for the year of 2013. The provision of income taxes was $0 for the period from September 17, 2013 (inception) to December 31, 2012.

The following table provides an analysis of the Company’s deferred tax assets and liabilities:

	For the year ended December 31,2013	For the period from September 17, 2012 (inception) to December 31,2012

Deferred tax assets
Net operating loss carryforwards	$27,513	$-
Total deferred tax assets	$27,513	$-

Deferred tax liabilities
Property and equipment	$31,060	$-
Total deferred tax liabilities	$31,060	$-

Tax losses may be carried forward indefinitely to be offset against future profits of the Company.